CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) from continuing operations	$ (6,137)	$ (26,514)	$ (102,029)
Loss from discontinued operations, net of tax	(6,122)	(64,445)	(118,939)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,204	1,159	3,972
Amortization	300	302	467
Provision for inventory	0	366	146
Provision (reverse) for doubtful accounts and notes	(501)	1,693	7,106
Impairment charges on intangible assets	0	0	1,235
Impairment charges on goodwill	0	0	65,223
Impairment charges on property, plant and equipment	0	53	38
Impairment charges on project assets	0	687	13,102
Loss on investment in affiliates	0	2,214	6,296
Share-based compensation expense	2,726	1,174	1,301
Gain on extinguishment of convertible bonds	0	(7,121)	0
Gain on troubled debt restructuring	(1,887)	0	0
Other non-income tax expense	0	9,670	0
Amortization of debt discount on convertible bonds	1,910	2,906	0
Change in fair value of derivative assets/liability	0	0	2,328
Change in deferred taxes	(83)	(247)	(380)
Provision for losses on contracts	0	0	385
Non-cash interest expense	0	0	1,518
Operating income from solar system subject to financing obligation	0	0	(1,419)
Changes in operating assets and liabilities
Accounts receivable	(13,898)	(8,974)	4,442
Other receivable, noncurrent	0	0	(658)
Amount due from related parties	(451)	(470)	0
Notes receivable	526	525	525
Costs and estimated earnings in excess of billings on uncompleted contracts	0	266	(266)
Project assets	17,834	(3,957)	8,573
Inventories	2,876	(6,733)	3,904
Prepaid expenses and other assets	906	164	(1,238)
Accounts payable	3,353	(297)	2,461
Advances from customers	(5,092)	13,700	(459)
Income taxes payable	226	(146)	(211)
Accrued liabilities and other liabilities	3,960	5,207	1,380
Amount due to related parties	79	0	0
Net cash provided by (used in) operating activities, continuing operations	7,851	(14,373)	17,742
Net cash provided by (used in) operating activities, discontinued operations	159	2,733	(90,712)
Cash flows from investing activities:
Proceeds from repayment of interest bearing receivables	0	0	1,000
Proceeds from disposal of investment in affiliates	0	0	5,440
Acquisitions of property, plant and equipment	(95)	(298)	(9,301)
Proceeds from disposal of property, plant and equipment	6	0	0
Acquisitions of subsidiaries, net of cash acquired	0	43	(2,254)
Decrease of cash due to deconolidation of Sinsin	0	(2,679)	0
Decrease of cash fue to disposition of SPI China (HK) Limited	(3,257)	0	0
Net cash used in investing activities, continuing operations	(3,346)	(2,934)	(5,115)
Net cash used in investing activities, discontinued operations	(418)	(352)	(8,002)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	0	5,760	5,049
Proceeds from line of credit and loans payable	66,169	31,925	32,592
Repayments of line of credit and loans payable	(67,754)	(29,401)	(28,216)
Net cash generated from/(used in) financing activities, continuing operations	(1,585)	8,284	9,425
Net cash used in financing activities, discontinued operations	(2,145)	(2,488)	(75,436)
Effect of exchange rate changes on cash	453	(477)	20
Increase/(Decrease) in cash, cash equivalents and restricted cash	969	(9,607)	(152,078)
Cash, cash equivalents and restricted cash at beginning of year	3,630	13,237	165,315
Cash, cash equivalents and restricted cash at end of year	4,599	3,630	13,237
Less: cash, cash equivalents and restricted cash of discontinued operations at end of year	0	(1,356)	(8,501)
Cash, cash equivalents and restricted cash at end of year for continuing operations	4,599	2,274	4,736
Supplemental cash flow information:
Interest paid	725	566	243
Income tax paid	0	347	0
Non-cash activities:
Netting off balance due to/from third party	5,003	6,917	0
Interest capitalized to project assets	292	1,607	0
Loss on forgiveness of debt due from SPI China	536	0	0
Options issued to shareholder during disposition of SPI China (HK) Limited	1,260	0	0
Disposition of SPI China (HK) Limited	107,867	0	0
Derecognition of Project Aerojet	$ 0	$ 754	$ 0